Income Taxes - Provision (Benefit) for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current:
Total Current	$ 106,165	$ 201,788	$ 178,989
Deferred:
Total Deferred	(78,467)	(71,031)	(34,825)
Provision for income taxes	27,698	130,757	144,164
United Kingdom
Current:
Domestic	(819)	1,803	3,579
Deferred:
Domestic	(190)	(78)	(282)
United States
Current:
Foreign	10,045	46,288	(12,028)
Deferred:
Foreign	(61,791)	(68,789)	(20,900)
Italy
Current:
Foreign	66,073	104,368	141,496
Deferred:
Foreign	(876)	914	(3,517)
Other
Current:
Foreign	30,866	49,329	45,942
Deferred:
Foreign	$ (15,610)	$ (3,078)	$ (10,126)